SUPPLEMENT DATED MARCH 15, 2024
TO
PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2023,
FOR LARGE CASE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT G

Appendix A to the Prospectus is updated as follows:

BlackRock International Limited is added as a Subadviser to the BlackRock Global Allocation V.I. Fund.